EXHIBIT G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for Goldman Sachs Trust:

Item B.22 – Net asset value error corrections (open-end management investment companies only):

a.	This item was updated to reflect a Yes response relating for Goldman Sachs Defensive Equity Fund, Series identification number: S000068943.

Other than the update noted above, no other modifications were made to the filing as initially submitted on March 14, 2021 (Accession No. 0001752724-22-058993).